Shareholder Fees (Vanguard Total World Stock Index Fund ETF)	Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0